Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	aicf
Document Creation Date	dei_DocumentCreationDate	Aug. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2012
Prospectus Date	rr_ProspectusDate	Sep. 01, 2012